INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2022 USD ($) jackUpRig shares	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Mar. 31, 2021 vessel
Debt Securities, Available-for-sale [Line Items]
Accumulated unrealized gain (loss)			$ 0	$ (817)
Additions during the year			0
Realized gain (loss)			5,190	0
Unrealized gain/(loss)			8,389	1,087
Equity Securities
Debt Securities, Available-for-sale [Line Items]
Disposition of investment				800
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Proceeds from redemption of debt and equity securities			4,700
Accumulated unrealized gain (loss)			500
Disposition of investment						$ 300
Corporate Bond Securities, Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Accumulated unrealized gain (loss)					$ 100
Redemption price, percentage					12.00%
Corporate Bond Securities, Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Redemption price, percentage					7.50%
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Proceeds from redemption of debt and equity securities			$ 9,600
Accumulated unrealized gain (loss)				$ (300)	$ 400
Redemption price, percentage			12.00%	12.00%
Additions during the year				$ 1,350	1,300
Number of jack up rigs | jackUpRig			5
NT Rig Holdco $7.5%
Debt Securities, Available-for-sale [Line Items]
Accumulated unrealized gain (loss)				$ 0	0
Redemption price, percentage			7.50%	7.50%
Aggregate impairment charge				$ 800	$ 4,300
Realized gain (loss)			$ 4,700
Common stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Forward contract to repurchase shares (shares) | shares	1.4	3.4	1.4	1.4
Number of shares sold (in shares) | shares					2.0
Disposals during the year					$ 21,100
Realized gain on investments					2,300
Security borrowed, repurchase price			$ 16,700
Forward contract shares, purchase price				$ 16,400
Extinguishment of debt, amount	$ 15,600
Unrealized gain/(loss)			2,600	1,200	(16,000)
Common stock - NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss)			$ 5,800	$ (100)	(2,500)
Investment owned (in shares) | shares			1.3	1.3			1.3
Foreign exchange gain (loss)			$ 200	$ (0)	(300)
Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss)				0	(3,900)
Foreign exchange gain (loss)				0	$ (400)
ADS Maritime Holding
Debt Securities, Available-for-sale [Line Items]
Realized gain on investments				700
Final dividend distribution				$ 8,800
Number of vessels sold | vessel				2				2
ADS Maritime Holding | Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares							4.0
Payments to acquire businesses, gross							$ 10,000